Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of relevant exchange rates used		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	May 17, 2022
Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of relevant exchange rates used [Line Items]
Current exchange rate		20.52	19.95
Average exchange rate	[1]	20.28	21.49
Non-adjusting events after reporting period [member]
Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of relevant exchange rates used [Line Items]
Current exchange rate				20.14

[1]	Average exchange rate used to translate revenues, costs and expenses of the companies mentioned above.